Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule Of Fair Values Of Financial Instruments And Nonfinancial Assets And Liabilities Measured At The Reporting Date

The fair values of these financial instruments are summarized as follows:

		Fair Value Measurements at Reporting Date Using
Description	At December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fuel hedge contracts	$2,293	$—	$2,293	$—

		Fair Value Measurements at Reporting Date Using
Description	At December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fuel hedge contracts	$4,388	$—	$4,388	$—

Schedule Of Fair Value Of Fuel Hedge Contracts Balance Sheet Location

The fair value of the fuel hedge contracts outstanding as of December 31, 2016 and 2015 is as follows:

	Balance Sheet Location	Fair Value at December 31,
		2016	2015
Asset derivatives:
Derivatives designated as hedging instruments
Fuel hedge contracts	Other current assets	546	—
Derivatives not designated as hedging instruments
Fuel hedge contracts	Other current assets	1,747	—
Total asset derivatives		$2,293	$—

Liability derivatives:
Derivatives not designated as hedging instruments
Fuel hedge contracts	Accrued expenses	$—	$4,388

Schedule Of Fair Value Measurements Of Goodwill Using Significant Unobservable Inputs

The fair value of goodwill was determined using quantitative models that contained significant unobservable inputs and accordingly is a Level 3 fair value measurement. See Note 6.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Goodwill
Balance at January 1,	$86,326
Impairment of goodwill	(2,750)
Balance at December 31, 2015	$83,576

Changes In Components Of Accumulated Other Comprehensive Income (Loss)

Changes in the components of the accumulated balances of other comprehensive income (loss) are as follows:

	2016	2015	2014
Cumulative translation adjustments—net of tax	$508	$(1,249)	$(62)
Derivatives:
Reclassification of derivative losses (gains) to earnings—net of tax	30	—	(332)
Change in fair value of derivatives—net of tax	300	—	133
Net unrealized (gain) loss on derivatives—net of tax	330	—	(199)
Total other comprehensive income (loss)	$838	$(1,249)	$(261)

Adjustments Reclassified From Accumulated Balances Other Comprehensive Income (Loss) To Earnings

Adjustments reclassified from accumulated balances of other comprehensive income (loss) to earnings are as follows:

	Statement of Operations Location	2016	2015	2014
Derivatives:
Fuel hedge contracts	Costs of contract revenues	$50	$—	$(286)
	Income tax (provision) benefit	20	—	(46)
		$30	$—	$(332)